UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS — 60.7%
	Face Amount	Value
Argentina — 0.5%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$714,000	$239,190
Arcor SAIC
6.00%, 07/06/23	178,000	155,750
Pampa Energia
7.38%, 07/21/23	213,000	172,637
Provincia de Buenos Aires
7.88%, 06/15/27	781,000	281,160
Provincia de Cordoba
7.13%, 06/10/21	563,000	349,066
Provincia de Rio Negro
7.75%, 12/07/25	847,000	317,625
YPF
6.95%, 07/21/27	110,000	83,980
8.50%, 07/28/25	110,000	85,745
8.75%, 04/04/24	610,000	503,250

		2,188,403

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	777,480

Bahrain — 0.3%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	700,000	727,335
Oil and Gas Holding BSCC
7.63%, 11/07/24	200,000	226,590

		953,925

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 05/02/24	213,000	221,173

Brazil — 5.0%
Banco do Brasil
4.63%, 01/15/25	1,451,000	1,524,276
5.88%, 01/19/23	1,100,000	1,177,000
Banco do Estado do Rio Grande do Sul
7.38%, 02/02/22	213,000	227,912
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23	1,000,000	1,100,010
Braskem Netherlands Finance BV
4.50%, 01/10/28	1,088,000	1,089,360
BRF GmbH
4.35%, 09/29/26	363,000	359,374

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
Cemig Geracao e Transmissao
9.25%, 12/05/24	$750,000	$867,600
Centrais Eletricas Brasileiras
5.75%, 10/27/21	2,400,000	2,507,064
CSN Resources
7.63%, 04/17/26	363,000	376,654
Embraer
5.15%, 06/15/22	213,000	225,250
Embraer Overseas
5.70%, 09/16/23	213,000	235,099
Fibria Overseas Finance
5.50%, 01/17/27	260,000	279,305
GTL Trade Finance
5.89%, 04/29/24	110,000	120,313
Itau Unibanco Holding MTN
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863% (a)	110,000	113,267
Itau Unibanco Holding SA MTN
6.20%, 12/21/21	2,200,000	2,332,022
JSL Europe
7.75%, 07/26/24	213,000	228,715
Light Servicos de Eletricidade
7.25%, 05/03/23	284,000	302,108
MARB BondCo
7.00%, 03/15/24	290,000	302,328
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,148,136
Petrobras Global Finance BV
5.30%, 01/27/25	1,610,000	1,757,315
6.13%, 01/17/22	110,000	118,085
8.75%, 05/23/26	110,000	140,717
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	526,880
7.38%, 02/09/24	354,000	380,996
Unigel Luxembourg
8.75%, 10/01/26 (b)	365,000	364,412
Vale Overseas
6.25%, 08/10/26	110,000	126,775

		17,930,973

Cayman Islands — 0.4%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,400,000	1,433,233

Chile — 1.1%
Celulosa Arauco y Constitucion
4.50%, 08/01/24	110,000	115,914

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Chile (continued)
Cencosud
4.88%, 01/20/23	$2,150,000	$2,243,973
Colbun
4.50%, 07/10/24	110,000	117,148
Empresa Electrica Guacolda
4.56%, 04/30/25	310,000	279,756
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	110,000	115,914
4.88%, 10/30/24	110,000	116,251
Inversiones CMPC
4.38%, 05/15/23	110,000	114,670
4.38%, 04/04/27	290,000	306,981
Latam Finance
6.88%, 04/11/24	403,000	422,949
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	711,571

		4,545,127

China — 19.0%
Agile Group Holdings
6.70%, 03/07/22	695,000	708,818
8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254% (a)	212,000	215,877
Azure Nova International Finance MTN
3.50%, 03/21/22	200,000	202,137
Baidu
3.50%, 11/28/22	756,000	773,936
3.88%, 09/29/23	1,800,000	1,872,825
Bank of China
5.00%, 11/13/24	2,000,000	2,176,153
CCB Life Insurance
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77	200,000	197,098
CDBL Funding 2 MTN
3.00%, 08/01/22	213,000	213,950
3.75%, 03/11/22	284,000	289,779
CFLD Cayman Investment
6.50%, 12/21/20	1,100,000	1,101,348
China Aoyuan Group
8.50%, 01/23/22	425,000	445,177
China Cinda Finance 2017 I MTN
3.65%, 03/09/22	1,800,000	1,834,178
3.88%, 02/08/23	1,200,000	1,238,375
China Construction Bank
3.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.425%, 05/13/25	200,000	200,894

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
China Evergrande Group
6.25%, 06/28/21	$1,000,000	$899,889
7.50%, 06/28/23	900,000	744,177
8.25%, 03/23/22	900,000	803,540
8.75%, 06/28/25	200,000	160,992
China Great Wall International Holdings III MTN
3.13%, 08/31/22	1,750,000	1,758,270
China Huadian Overseas Development Management
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782% (a)	200,000	203,449
China Overseas Finance Cayman VI
5.95%, 05/08/24	200,000	226,250
China SCE Group Holdings
7.38%, 04/09/24	695,000	660,971
Chongqing Nan’an Urban Construction & Development Group
4.66%, 06/04/24	471,000	477,948
Chouzhou International Investment
4.50%, 05/30/22	213,000	215,869
CICC Hong Kong Finance 2016 MTN
3.46%, VAR ICE LIBOR USD 3 Month+1.175%, 05/03/22	248,000	248,394
CIFI Holdings Group
5.50%, 01/23/22	350,000	346,658
6.55%, 03/28/24	254,000	248,546
CITIC MTN
3.88%, 02/28/27	200,000	208,209
6.63%, 04/15/21	1,100,000	1,162,623
6.80%, 01/17/23	2,400,000	2,692,995
CMBLEMTN 1 MTN
3.25%, 11/29/21	317,000	316,816
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,688,541
CNAC HK Finbridge
3.50%, 07/19/22	1,050,000	1,062,499
4.13%, 03/14/21	700,000	711,541
4.63%, 03/14/23	1,500,000	1,572,319
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,467,744
CNOOC Finance 2013
3.00%, 05/09/23	2,800,000	2,843,529
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	110,000	117,559

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Country Garden Holdings
6.50%, 04/08/24	$695,000	$726,266
7.25%, 04/04/21	1,100,000	1,101,370
Easy Tactic
7.00%, 04/25/21	1,500,000	1,484,936
Fantasia Holdings Group
7.38%, 10/04/21	459,000	408,481
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,876,022
Franshion Brilliant
5.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859% (a)	354,000	342,662
Gansu Provincial Highway Aviation Tourism Investment Group
6.25%, 08/02/21	200,000	209,494
GCL New Energy Holdings
7.10%, 01/30/21	212,000	199,274
Huarong Finance
3.75%, 04/27/22	1,000,000	1,015,698
Huarong Finance 2017
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (a)	200,000	202,080
Huarong Finance 2017 MTN
3.66%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23	200,000	198,640
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983% (a)	543,000	542,479
Huarong Finance II MTN
3.63%, 11/22/21	1,900,000	1,920,962
5.50%, 01/16/25	200,000	218,921
ICBCIL Finance MTN
3.38%, 04/05/22	1,400,000	1,417,836
Industrial & Commercial Bank of China
4.88%, 09/21/25	750,000	821,240
Kaisa Group Holdings
11.50%, 01/30/23	2,160,000	2,059,735
KWG Group Holdings
5.88%, 11/10/24	363,000	324,002
7.88%, 09/01/23	351,000	350,111
Leader Goal International MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919% (a)	212,000	215,288
Logan Property Holdings
5.25%, 02/23/23	1,000,000	963,526
Poly Real Estate Finance
4.75%, 09/17/23	603,000	634,825

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Ronshine China Holdings
10.50%, 03/01/22	$348,000	$362,080
Scenery Journey
11.00%, 11/06/20	895,000	893,865
13.75%, 11/06/23	713,000	711,154
Shimao Property Holdings
4.75%, 07/03/22	1,150,000	1,170,699
5.60%, 07/15/26	200,000	204,183
Sinochem Overseas Capital
4.50%, 11/12/20	849,000	866,988
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	262,450
Sino-Ocean Land Treasure III
4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256% (a)	695,000	591,097
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,307,954
Sunac China Holdings
7.88%, 02/15/22	1,000,000	994,893
7.95%, 10/11/23	695,000	678,351
8.63%, 07/27/20	1,100,000	1,121,981
Sunshine Life Insurance
3.15%, 04/20/21	284,000	281,581
Times China Holdings
7.63%, 02/21/22	348,000	356,261
Wanda Properties International
7.25%, 01/29/24	695,000	687,668
Weichai International Hong Kong Energy Group
3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084% (a)	283,000	282,716
Westwood Group Holdings MTN
4.88%, 04/19/21	1,200,000	1,229,092
Yuzhou Properties
8.50%, 02/26/24	713,000	698,660
8.63%, 01/23/22	1,000,000	1,029,451

		64,274,845

Colombia — 1.8%
Banco de Bogota
6.25%, 05/12/26	417,000	471,214
Bancolombia
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27	110,000	113,162
5.13%, 09/11/22	1,210,000	1,272,025
Colombia Telecomunicaciones ESP
5.38%, 09/27/22	1,700,000	1,717,000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Colombia (continued)
Ecopetrol
4.13%, 01/16/25	$110,000	$116,088
5.38%, 06/26/26	110,000	123,640
5.88%, 09/18/23	314,000	349,639
Grupo Aval
4.75%, 09/26/22	1,910,000	1,976,869
Oleoducto Central
4.00%, 05/07/21	213,000	216,996

		6,356,633

Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/21	213,000	218,860

Georgia — 0.1%
Georgian Railway JSC
7.75%, 07/11/22	213,000	232,873

Guatemala — 0.1%
Industrial Senior Trust
5.50%, 11/01/22	209,000	218,666

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	116,369
HKT Capital No. 4
3.00%, 07/14/26	200,000	199,036
Melco Resorts Finance
4.88%, 06/06/25	110,000	111,130

		426,535

India — 3.2%
ABJA Investment Pte
5.95%, 07/31/24	354,000	371,095
Adani Ports & Special Economic Zone
4.38%, 07/03/29	435,000	454,011
Azure Power Energy
5.50%, 11/03/22	213,000	215,233
Bharti Airtel
4.38%, 06/10/25	110,000	113,647
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	464,000	498,731
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,713,301
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	449,878
ICICI Bank MTN
4.00%, 03/18/26	110,000	114,722

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
JSW Steel
5.95%, 04/18/24	$354,000	$365,500
Oil India International Pte
4.00%, 04/21/27	218,000	226,859
Reliance Holding USA
5.40%, 02/14/22	3,110,000	3,305,906
Reliance Industries
4.13%, 01/28/25	110,000	117,317
Shriram Transport Finance MTN
5.95%, 10/24/22	213,000	214,917
State Bank of India
4.38%, 01/24/24	110,000	116,325
State Bank of India MTN
3.25%, 01/24/22	1,415,000	1,428,207
UPL
3.25%, 10/13/21	213,000	213,792
Vedanta Resources
6.38%, 07/30/22	1,691,000	1,659,294

		11,578,735

Indonesia — 2.8%
Indika Energy Capital III Pte
5.88%, 11/09/24	210,000	204,637
Indo Energy Finance II BV
6.38%, 01/24/23	121,410	122,073
Indonesia Asahan Aluminium Persero
5.23%, 11/15/21	1,500,000	1,574,339
5.71%, 11/15/23	1,900,000	2,090,000
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,319,950
Pertamina Persero MTN
4.30%, 05/20/23	2,600,000	2,731,812
Perusahaan Gas Negara
5.13%, 05/16/24	110,000	119,881
Saka Energi Indonesia
4.45%, 05/05/24	213,000	214,013

		9,376,705

Israel — 0.4%
Israel Electric
5.00%, 11/12/24 (b)	200,000	220,100
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,300,000	1,189,500

		1,409,600

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22	$1,400,000	$1,451,198
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	808,950
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	107,696

		2,367,844

Kuwait — 0.6%
Equate Petrochemical BV
3.00%, 03/03/22	2,200,000	2,209,020

Macau — 0.0%
Sands China
4.60%, 08/08/23	110,000	116,423

Mexico — 5.7%
Alfa
5.25%, 03/25/24	354,000	381,612
Alpek
4.50%, 11/20/22	217,000	225,682
Axtel
6.38%, 11/14/24	200,000	205,752
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	110,000	112,613
4.38%, 04/11/27	300,000	303,753
Banco Nacional de Comercio Exterior SNC
3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26	425,000	429,786
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	114,264
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28	851,000	911,421
BBVA Bancomer
6.50%, 03/10/21	196,000	204,332
6.75%, 09/30/22	2,610,000	2,835,139
Cemex
5.70%, 01/11/25	200,000	205,742
Comision Federal de Electricidad
4.75%, 02/23/27	726,000	762,307
Credito Real SOFOM ER
9.50%, 02/07/26	484,000	557,810
Fresnillo
5.50%, 11/13/23	500,000	544,380

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280% (a)	$708,000	$744,816
Orbia Advance
4.88%, 09/19/22	1,300,000	1,365,013
Petroleos Mexicanos
3.50%, 01/30/23	828,000	827,172
4.88%, 01/24/22	771,000	797,985
5.38%, 03/13/22	495,000	521,606
6.49%, 01/23/27 (b)	6,850,000	7,145,235
Petroleos Mexicanos MTN
4.63%, 09/21/23	787,000	809,823
Sigma Alimentos
4.13%, 05/02/26	110,000	113,714

		20,119,957

Morocco — 0.2%
OCP
4.50%, 10/22/25	544,000	571,200

Netherlands — 0.7%
GTH Finance BV
7.25%, 04/26/23	283,000	315,603
Syngenta Finance
3.13%, 03/28/22	213,000	214,186
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,200,000	1,776,500

		2,306,289

Nigeria — 0.6%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (b)	1,300,000	1,321,385
United Bank for Africa
7.75%, 06/08/22	550,000	584,375

		1,905,760

Oman — 0.2%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	355,633
Oztel Holdings SPC
5.63%, 10/24/23	354,000	364,620

		720,253

Panama — 0.2%
Banco General
4.13%, 08/07/27	110,000	115,294
Banistmo
3.65%, 09/19/22	700,000	703,507

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Panama (continued)
Global Bank
4.50%, 10/20/21	$110,000	$113,232

		932,033

Peru — 0.5%
Banco BBVA Peru
5.00%, 08/26/22	110,000	117,260
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,169,674
Financiera de Desarrollo
4.75%, 07/15/25	213,000	233,770
Nexa Resources
5.38%, 05/04/27	110,000	116,600
Southern Copper
3.88%, 04/23/25	110,000	114,465
Volcan Cia Minera SAA
5.38%, 02/02/22	213,000	219,923

		1,971,692

Qatar — 1.4%
CBQ Finance MTN
3.25%, 06/13/21	1,750,000	1,758,750
Ezdan Sukuk
4.88%, 04/05/22	354,000	308,051
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,851,646
Ras Laffan Liquefied Natural Gas 3
6.33%, 09/30/27	110,000	128,150

		5,046,597

Russia — 4.1%
Credit Bank of Moscow Via CBOM Finance
7.12%, 06/25/24	213,000	222,835
Evraz
5.38%, 03/20/23	1,100,000	1,169,619
8.25%, 01/28/21	750,000	800,625
Gazprom Neft OAO Via GPN Capital
4.38%, 09/19/22	700,000	726,208
6.00%, 11/27/23	1,100,000	1,219,625
Gazprom OAO Via Gaz Capital
6.51%, 03/07/22	750,000	815,190
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	719,250
6.63%, 10/14/22	800,000	878,019
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	729,750

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Russia (continued)
Rosneft Oil Via Rosneft International Finance DAC
4.20%, 03/06/22	$1,400,000	$1,435,249
Russian Railways Via RZD Capital
5.70%, 04/05/22	250,000	268,122
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	1,500,000	1,569,000
6.13%, 02/07/22	1,150,000	1,235,130
SCF Capital DAC
5.38%, 06/16/23	700,000	739,648
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	766,937
6.03%, 07/05/22	700,000	751,765
VTB Bank Via VTB Capital
6.95%, 10/17/22	543,000	577,163

		14,624,135

Saudi Arabia — 0.4%
Almarai Sukuk
4.31%, 03/05/24	213,000	223,774
Dar Al-Arkan Sukuk
6.88%, 03/21/23	363,000	365,969
SABIC Capital II BV
4.00%, 10/10/23	700,000	735,889

		1,325,632

Singapore — 0.2%
BOC Aviation MTN
3.24%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23	110,000	110,467
Marble II Pte
5.30%, 06/20/22	500,000	503,236
Oversea-Chinese Banking MTN
4.00%, VAR USD Swap Semi 30/360 5 Yr Curr+2.203%, 10/15/24	110,000	110,043
United Overseas Bank MTN
3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26	200,000	202,226

		925,972

South Africa — 1.2%
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	105,380
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	225,045
FirstRand Bank
6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28	210,000	222,379

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Africa (continued)
Liquid Telecommunications Financing
8.50%, 07/13/22	$212,000	$209,159
Mauritius Investments
5.37%, 02/13/22	500,000	514,732
Myriad International Holdings BV
4.85%, 07/06/27	110,000	121,364
Petra Diamonds US Treasury
7.25%, 05/01/22	284,000	224,360
SASOL Financing USA
5.88%, 03/27/24	642,000	693,554
6.50%, 09/27/28	290,000	320,531
Transnet SOC
4.00%, 07/26/22	1,400,000	1,407,000

		4,043,504

South Korea — 0.5%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000% (a)	354,000	354,172
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472% (a)	212,000	205,632
SK Innovation
4.13%, 07/13/23	200,000	210,496
Woori Bank MTN
4.75%, 04/30/24	110,000	118,000
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347% (a)	708,000	727,643

		1,615,943

Supranational — 0.2%
Africa Finance MTN
4.38%, 04/17/26	687,000	725,472

Switzerland — 0.1%
Eurochem Finance DAC
5.50%, 03/13/24	283,000	304,579

Thailand — 0.1%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	117,189
PTT Global Chemical
4.25%, 09/19/22	110,000	114,272
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	201,247

		432,708

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	$362,000	$323,566

Turkey — 2.8%
Export Credit Bank of Turkey MTN
5.38%, 02/08/21	1,043,000	1,039,975
KOC Holding
5.25%, 03/15/23	1,400,000	1,407,437
Petkim Petrokimya Holding
5.88%, 01/26/23	209,000	205,765
QNB Finansbank MTN
4.88%, 05/19/22	348,000	346,179
TC Ziraat Bankasi MTN
5.13%, 05/03/22	348,000	337,560
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	207,068
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	415,707
Turkiye Garanti Bankasi
5.25%, 09/13/22	1,050,000	1,043,559
Turkiye Halk Bankasi
5.00%, 07/13/21	417,000	401,363
Turkiye Is Bankasi MTN
5.00%, 06/25/21	850,000	837,505
5.38%, 10/06/21	700,000	693,000
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	354,000	360,425
Turkiye Vakiflar Bankasi TAO MTN
5.63%, 05/30/22	417,000	406,375
5.75%, 01/30/23	354,000	338,131
Yapi ve Kredi Bankasi
5.50%, 12/06/22	1,300,000	1,235,390
Yapi ve Kredi Bankasi MTN
8.25%, 10/15/24	200,000	207,284

		9,482,723

Ukraine — 0.7%
Metinvest BV
7.75%, 04/23/23	1,400,000	1,474,900
MHP Lux
6.95%, 04/03/26	363,000	375,786
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	679,840

		2,530,526

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates — 3.7%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	$2,350,000	$2,417,233
Abu Dhabi National Energy PJSC MTN
3.63%, 06/22/21	1,400,000	1,422,750
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,089,440
DAE Funding
5.00%, 08/01/24	922,000	961,185
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,154,508
EMG SUKUK
4.56%, 06/18/24	200,000	209,483
Emirates NBD PJSC
3.25%, 11/14/22	1,900,000	1,938,000
Fab Sukuk
3.63%, 03/05/23	1,000,000	1,037,300
MAF Global Securities
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476% (a)	212,000	212,732

		12,442,631

United States — 0.5%
Flex
4.75%, 06/15/25	110,000	118,463
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,726,338

		1,844,801

Zambia — 0.2%
First Quantum Minerals
7.25%, 04/01/23	566,000	557,510

Total Global Bonds (Cost $210,038,142)		211,590,536

SOVEREIGN DEBT — 18.0%
Argentina — 1.0%
Argentina Bonar Bonds
8.75%, 05/07/24	4,641,699	1,639,116
Argentine Republic Government International Bond
4.63%, 01/11/23	1,086,000	452,330
Provincia de Buenos Aires
6.50%, 02/15/23	400,000	140,000
9.13%, 03/16/24	500,000	182,250
Provincia de Cordoba
7.45%, 09/01/24	500,000	286,250

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Argentina (continued)
Provincia de Entre Rios Argentina
8.75%, 02/08/25	$1,050,000	$514,500
Provincia de Mendoza Argentina
8.38%, 05/19/24	354,000	198,244
Provincia del Chaco Argentina
9.38%, 08/18/24	213,000	75,615

		3,488,305

Armenia — 0.1%
Armenia Republic Government International Bond
7.15%, 03/26/25	213,000	248,110

Azerbaijan — 0.2%
Azerbaijan Republic Government International Bond
4.75%, 03/18/24	500,000	528,849

Bahrain — 1.3%
Bahrain Government International Bond
5.88%, 01/26/21	700,000	716,681
6.13%, 08/01/23	1,502,000	1,620,328
6.75%, 09/20/29	1,814,000	2,010,438

		4,347,447

Belarus — 0.3%
Belarus Republic Government International Bond
7.63%, 06/29/27	1,088,000	1,224,000

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	344,487

Brazil — 1.1%
Brazilian Government International Bond
2.63%, 01/05/23	3,949,000	3,944,064

Cameroon — 0.3%
Cameroon Republic Government International Bond
9.50%, 11/19/25	1,000,000	1,093,946

Costa Rica — 0.4%
Costa Rica Government International Bond
4.25%, 01/26/23	1,600,000	1,564,016

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Dominican Republic — 0.3%
Dominican Republic Government International Bond
5.50%, 01/27/25	$500,000	$526,880
6.88%, 01/29/26	500,000	563,755

		1,090,635

Ecuador — 0.9%
Ecuador Government International Bond
7.88%, 01/23/28	363,000	343,946
8.75%, 06/02/23	2,000,000	2,120,020
8.88%, 10/23/27	726,000	723,285

		3,187,251

Egypt — 0.5%
Egypt Government International Bond
6.59%, 02/21/28	1,088,000	1,097,520
Egypt Government International Bond MTN
7.60%, 03/01/29	725,000	767,166

		1,864,686

El Salvador — 0.1%
El Salvador Government International Bond
6.38%, 01/18/27	363,000	376,616

Ethiopia — 0.3%
Ethiopia Government International Bond
6.63%, 12/11/24	1,000,000	1,040,522

Gabon — 0.4%
Gabon Government International Bond
6.38%, 12/12/24	1,500,000	1,474,875

Ghana — 0.4%
Ghana Government International Bond
7.88%, 08/07/23	1,000,000	1,093,360
7.88%, 03/26/27	500,000	512,692

		1,606,052

Guatemala — 0.1%
Guatemala Government International Bond
4.90%, 06/01/30	290,000	306,414

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	213,000	235,900

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	268,185

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Iraq — 0.1%
Iraq Government International Bond
6.75%, 03/09/23	$425,000	$434,324

Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.38%, 07/23/24	290,000	296,890

Kenya — 0.2%
Kenya Government International Bond
7.00%, 05/22/27	710,000	736,625

Lebanon — 0.5%
Lebanon Government International Bond
6.00%, 01/27/23	700,000	483,525
Lebanon Government International Bond MTN
6.10%, 10/04/22	1,025,000	725,187
6.40%, 05/26/23	1,150,000	792,637

		2,001,349

Mexico — 0.3%
Mexico Government International Bond MTN
4.13%, 01/21/26	1,000,000	1,060,010

Mongolia — 1.0%
Mongolia Government International Bond
5.63%, 05/01/23	2,200,000	2,221,982
Mongolia Government International Bond MTN
5.13%, 12/05/22	1,400,000	1,396,556

		3,618,538

Namibia — 0.1%
Namibia Government International Bond
5.25%, 10/29/25	350,000	353,266

Nigeria — 0.1%
Nigeria Government International Bond MTN
6.50%, 11/28/27	363,000	366,877

Oman — 1.1%
Oman Government International Bond
3.63%, 06/15/21	1,400,000	1,392,300
3.88%, 03/08/22	582,000	579,401
4.13%, 01/17/23	1,700,000	1,695,750

		3,667,451

Pakistan — 0.8%
Pakistan Government International Bond
6.88%, 12/05/27	1,451,000	1,429,598

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Pakistan (continued)
Third Pakistan International Sukuk
5.63%, 12/05/22	$1,400,000	$1,400,000

		2,829,598

Panama — 0.2%
Panama Government International Bond
4.00%, 09/22/24	500,000	533,750

Paraguay — 0.3%
Paraguay Government International Bond
4.63%, 01/25/23	900,000	946,134

Romania — 0.8%
Romanian Government International Bond MTN
4.38%, 08/22/23	490,000	523,707
6.75%, 02/07/22	2,094,000	2,301,553

		2,825,260

Senegal — 0.2%
Senegal Government International Bond
6.25%, 07/30/24	200,000	216,820
6.25%, 05/23/33	200,000	201,290

		418,110

Serbia — 0.3%
Serbia International Bond
7.25%, 09/28/21	819,000	894,757

South Africa — 0.4%
South Africa Republic Government International Bond
5.88%, 09/16/25	1,250,000	1,361,475

Sri Lanka — 0.8%
Sri Lanka Government International Bond
5.75%, 04/18/23	1,500,000	1,488,818
5.88%, 07/25/22	700,000	701,743
6.25%, 07/27/21	700,000	710,480

		2,901,041

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	213,000	220,723

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Turkey — 1.6%
Turkey Government International Bond
4.88%, 10/09/26	$544,000	$503,043
5.75%, 03/22/24	1,000,000	996,256
7.25%, 12/23/23	2,762,000	2,919,953
7.38%, 02/05/25	500,000	531,065
7.63%, 04/26/29	726,000	771,445

		5,721,762

Ukraine — 1.0%
Ukraine Government International Bond
8.99%, 02/01/24	1,462,000	1,603,089
9.75%, 11/01/28	1,451,000	1,661,453

		3,264,542

Total Sovereign Debt (Cost $65,109,093)		62,686,842

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
2.02%, 10/8/2019 (c)	5,000,000	4,998,298
U.S. Treasury Notes
1.75%, 7/31/2024	9,557,900	9,642,278
2.25%, 3/31/2021	20,000,000	20,146,875
2.38%, 3/15/2022	15,000,000	15,285,938

Total U.S. Treasury Obligations (Cost $49,692,723)		50,073,389

COMMON STOCK — 3.1%
	Shares
Argentina — 0.1%
MercadoLibre *	1,018	561,152

Brazil — 0.2%
StoneCo, Class A *	20,710	720,294

China — 1.4%
Alibaba Group Holding ADR *	18,000	3,010,140
GDS Holdings ADR *	16,650	667,332
JD.com ADR *	22,414	632,299
Vipshop Holdings ADR *	75,848	676,564

		4,986,335

Germany — 0.2%
Delivery Hero *	13,863	615,885

Hong Kong — 0.4%
AIA Group	72,600	685,919

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Hong Kong (continued)
Wuxi Biologics Cayman *(b)	69,000	$704,288

		1,390,207

Israel — 0.1%
Wix.com *	4,390	512,489

Netherlands — 0.2%
Adyen *	880	579,716

Poland — 0.1%
Dino Polska *(b)	9,066	354,944

Russia — 0.2%
Yandex, Class A *	16,773	587,223

Thailand — 0.2%
Sea ADR *	19,452	602,039

Total Common Stock (Cost $11,451,942)		10,910,284

Total Investments - 96.2% (Cost $336,291,900)		$335,261,051

Purchased Option* (d) — 0.0%
Total Purchased Put Option (Cost $85,410)		172,800

Written Option* (d) — 0.0%
Total Written Call Option (Premiums Received $157,307)		(34,380)

Other Assets & Liabilities, Net - 10.2%		$13,347,392

Net Assets - 100.0%		$348,746,863

The open option contracts held by the Fund at September 30, 2019, are as follows:

PURCHASED OPTION — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Put Option

UNITED STATES — 0.0%

Alibaba Group Holding*	180	$85,410	$175	10/19/19	$172,800

Total Purchased Option					$172,800

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

WRITTEN OPTION — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

UNITED STATES — 0.0%
Alibaba Group Holding*	(180)	$(158,307)	$175	10/19/19	$(34,380)

Total Written Option					$(34,380)

^	Represents amortized cost.
*	Non-income producing security.
(a)	Perpetual security with no stated maturity date.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $10,110,364 or 2.9% of net assets.

(c)	Rate shown represents the effective yield to maturity at date of purchase.
(d)	Refer to table below for details on option contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BIST — Borsa Istanbul

BRL — Brazilian Real

CAD — Canadian Dollar

DAC — Designated Activity Company

DAX — Deutsche Borse’s German Index

EUR — Euro

FTSE — Financial Times Stock Exchange

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MIB — Milano Indice di Borsa (Borsa Italiana – Italian National Stock Exchange)

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

PJSC — Public Joint Stock Company

PLN — Poland Zloty

S&P — Standard & Poor’s

SGX — Singapore Exchange Limited

SPI — Share Price Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

ULC — Unlimited Liability Corporation

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

The open futures contracts held by the Fund at September 30, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD/USD Currency	5	Dec-2019	$344,766	$338,400	$(6,366)
Australian 10-Year Bond	4	Dec-2019	402,591	397,814	1,759
BIST 30 Index	(300)	Nov-2019	(700,582)	(700,327)	254
Bovespa Index	(96)	Oct-2019	(2,424,302)	(2,429,234)	(103,693)
BRL Currency	(31)	Nov-2019	(738,164)	(745,395)	(7,231)
CAC40 10 Euro Index	1	Oct-2019	62,599	61,866	267
CAD Currency	(1)	Dec-2019	(76,201)	(75,630)	571
Canadian 10-Year Bond	2	Dec-2019	217,953	215,270	(1,613)
EUR E-Mini	(4)	Dec-2019	(278,715)	(274,050)	4,665
Euro-Bund	4	Dec-2019	772,564	759,698	(4,028)
Euro-OAT	1	Dec-2019	188,780	185,630	(991)
FTSE 100 Index	1	Dec-2019	91,715	90,783	496
FTSE MIB Index	1	Dec-2019	122,146	120,255	48
Japanese 10-Year Government Bond E-MINI	20	Dec-2019	2,892,137	2,865,942	(1,319)
JPY E-Mini	(5)	Dec-2019	(291,814)	(290,563)	1,251
Long Gilt 10-Year Bond	1	Dec-2019	164,694	165,054	335
Mini DAX Index	1	Dec-2019	69,025	67,637	(292)
MSCI Emerging Markets	(133)	Dec-2019	(6,808,765)	(6,662,635)	146,130
NASDAQ 100 Index E-MINI	(21)	Dec-2019	(3,319,017)	(3,263,610)	55,407
New Zealand Dollar	5	Dec-2019	321,741	313,700	(8,041)
Nikkei 225 Index	15	Dec-2019	294,676	301,873	8,025
S&P 500 Index E-MINI	2	Dec-2019	301,386	297,850	(3,536)
S&P TSX 60 Index	1	Dec-2019	149,466	150,372	516
SGX Nifty 50	45	Nov-2019	1,048,994	1,038,420	(10,574)
Short-Term Euro-BTP	3	Dec-2019	372,883	368,481	(103)
SPI 200 Index	2	Dec-2019	229,194	225,501	724
Swiss Franc	(2)	Dec-2019	(254,793)	(252,050)	2,743
U.S. 10-Year Treasury Notes	(56)	Dec-2019	(7,211,131)	(7,297,500)	(2,842)
U.S. 5-Year Treasury Notes	56	Jan-2020	6,675,155	6,672,313	(86,369)
ZAR Currency	(10)	Dec-2019	(339,092)	(326,875)	12,217

			$(7,720,111)	$(7,681,010)	$(1,590)

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	10/03/19	USD	1,080,357	TWD	33,674,712	$5,258
Morgan Stanley	10/03/19	TWD	11,143,209	USD	356,469	(2,769)
Goldman Sachs	10/03/19	TWD	22,635,974	USD	723,888	(5,857)
JPMorgan Chase Bank	10/07/19	USD	2,178,952	JPY	234,081,575	(12,916)
Montgomery/Bank of America	10/07/19	KRW	2,600,926,483	USD	2,178,951	5,318
JPMorgan Chase Bank	10/07/19	JPY	117,354,286	USD	1,088,392	2,473
Goldman Sachs	10/07/19	USD	1,088,390	KRW	1,285,388,838	(14,171)
Barclays PLC	10/07/19	JPY	115,702,930	USD	1,090,561	19,922
Goldman Sachs	10/07/19	USD	1,090,561	KRW	1,312,489,960	6,307
JPMorgan Chase Bank	10/15/19	AUD	1,597,221	USD	1,085,835	7,167
JPMorgan Chase Bank	10/15/19	USD	1,085,835	AUD	1,582,162	(17,337)
Morgan Stanley	10/16/19	EUR	1,177,009	USD	1,300,996	16,413
Morgan Stanley	12/18/19	PLN	1,248,000	USD	314,572	2,986

						$12,794

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

Open OTC swap agreements held by the Fund at September 30, 2019 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(33,131)	$(492)	$–	$(492)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(32,486)	(1,769)	–	(1,769)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(32,302)	(1,585)	–	(1,585)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,247)	(1,490)	–	(1,490)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,810)	(132)	–	(132)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,986)	2,575	–	2,575
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(30,253)	2,388	–	2,388
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(33,101)	1,459	–	1,459
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(33,102)	3,381	–	3,381
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,148)	3,414	–	3,414
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(95,532)	11,036	–	11,036
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,848)	(3,053)	–	(3,053)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,807)	(129)	–	(129)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,527)	154	–	154
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(32,821)	(2,104)	–	(2,104)
Goldman Sachs	B3 SA-BRASIL BOLSA B	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(31,171)	(2,375)	–	(2,375)
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(134,822)	3,423	–	3,423
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(137,477)	2,798	–	2,798
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(135,910)	2,451	–	2,451

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(136,375)	$2,841	$–	$2,841
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(136,925)	3,287	–	3,287
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(136,868)	4,040	–	4,040
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(398,529)	18,518	–	18,518
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(142,585)	865	–	865
Goldman Sachs	DINO POLSKA SA	3MLIBOR	INDEX RETURN	Annually	07/15/2024	PLN	(140,226)	1,638	–	1,638
Bank of America	DOW JONES STOXX 600 (SX8P Index)	INDEX RETURN	1M EURIBOR	Annually	05/17/2021	EUR	2,797,190	(91,613)	–	(91,613)
Goldman Sachs	IBXXLLTR INDEX	3MLIBOR	INDEX RETURN	Quarterly	12/20/2019	USD	(2,187,421)	(4,584)	(10,345)	5,761
Goldman Sachs	IBXXLLTR INDEX	3MLIBOR	INDEX RETURN	Quarterly	12/20/2019	USD	(1,789,744)	(9,740)	–	(9,740)
Morgan Stanley	IBXXLLTR INDEX	3MLIBOR	INDEX RETURN	Quarterly	12/20/2019	USD	(3,579,499)	(21,771)	(16,560)	(5,211)
Morgan Stanley	IBXXLLTR INDEX	3MLIBOR	INDEX RETURN	Quarterly	12/20/2019	USD	(1,441,726)	(5,893)	–	(5,893)
Goldman Sachs	IBXXLLTR INDEX	3MLIBOR	INDEX RETURN	Quarterly	12/20/2019	USD	(1,441,716)	(3,064)	–	(3,064)
Bank of America	JBS SA	1MLIBOR	INDEX RETURN	Annually	08/11/2024	USD	(324,950)	42,436	–	42,436
Bank of America	JBS SA	1MLIBOR	INDEX RETURN	Annually	08/11/2021	USD	(156,635)	22,801	–	22,801
Bank of America	JBS SA	1MLIBOR	INDEX RETURN	Annually	08/11/2021	USD	(29,681)	4,694	–	4,694
Bank of America	JBS SA	1MLIBOR	INDEX RETURN	Annually	08/11/2021	USD	(30,533)	3,842	–	3,842
Bank of America	KAKAO CORP	1MLIBOR	INDEX RETURN	Annually	09/26/2021	USD	(693,949)	(8,591)	–	(8,591)
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(30,909)	617	–	617
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(28,140)	9,698	–	9,698
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(27,634)	10,205	–	10,205
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(1,188)	388	–	388
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(28,020)	9,818	–	9,818
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(27,992)	9,846	–	9,846
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(88,639)	37,494	–	37,494
Goldman Sachs	MAGAZINE LUIZA SA	1MLIBOR	INDEX RETURN	Annually	06/12/2024	USD	(282,342)	25,821	–	25,821

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	MAIL.RU GROUP-GDR RE	1MLIBOR	INDEX RETURN	Annually	09/26/2021	USD	(420,647)	$(8,610)	$–	$(8,610)
Goldman Sachs	MAIL.RU GROUP-GDR RE	1MLIBOR	INDEX RETURN	Annually	09/26/2021	USD	(243,543)	(6,275)	–	(6,275)
Goldman Sachs	RAIA DROGASI L SA	1MLIBOR	INDEX RETURN	Annually	08/13/2024	USD	(99,468)	(168)	–	(168)
Goldman Sachs	RAIA DROGASI L SA	1MLIBOR	INDEX RETURN	Annually	08/13/2024	USD	(479,902)	(9,892)	–	(9,892)
Goldman Sachs	RAIA DROGASI L SA	1MLIBOR	INDEX RETURN	Annually	08/13/2024	USD	(31,927)	1,194	–	1,194
Goldman Sachs	RAIA DROGASI L SA	1MLIBOR	INDEX RETURN	Annually	08/13/2024	USD	(33,091)	2,236	–	2,236
Goldman Sachs	SOUTHERN COPPER	1MLIBOR	INDEX RETURN	Annually	09/17/2021	USD	345,777	6,393	–	6,393
Bank of America	TOTVS SA	1MLIBOR	INDEX RETURN	Annually	09/24/2021	USD	(658,227)	7,490	–	7,490

								$75,911	$(26,905)	$102,816

The following table represents the individual common stock exposure comprising the Equity Basket Swaps at September 30, 2019:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8PR Index
29	Alten SA	$20,155	$(660)	$(660)	0.72%
227	Altran Technologies SA	21,730	(712)	(712)	0.78
431	Amadeus IT Group SA	188,669	(6,179)	(6,179)	6.74
80	ams AG	21,679	(710)	(710)	0.77
49	ASM International NV	27,330	(895)	(895)	0.98
284	ASML Holding NV	429,702	(14,073)	(14,073)	15.36
97	Atos SE	41,640	(1,364)	(1,364)	1.49
64	AVEVA Group PLC	17,828	(584)	(584)	0.64
27	Bechtle AG	16,959	(555)	(555)	0.61
167	Capgemini SE	120,382	(3,943)	(3,943)	4.30
141	Dassault Systemes SE	122,587	(4,015)	(4,015)	4.38
65	Dialog Semiconductor PLC	18,861	(618)	(618)	0.67
280	Hexagon AB	82,530	(2,703)	(2,703)	2.95
1,250	Infineon Technologies AG	137,420	(4,501)	(4,501)	4.91
60	Ingenico Group SA	35,984	(1,179)	(1,179)	1.29
173	Logitech International SA	42,872	(1,404)	(1,404)	1.53
340	Micro Focus International PLC	28,968	(949)	(949)	1.04
54	Nemetschek SE	16,894	(553)	(553)	0.60
5,636	Nokia Oyj	174,452	(5,714)	(5,714)	6.24
1,121	Sage Group PLC/The	58,145	(1,904)	(1,904)	2.08
1,089	SAP SE	781,816	(25,606)	(25,606)	27.95
101	Scout24 AG	35,126	(1,150)	(1,150)	1.26
41	SimCorp A/S	21,719	(711)	(711)	0.78
17	Sopra Steria Group	12,565	(412)	(412)	0.45
661	STMicroelectronics NV	78,021	(2,555)	(2,555)	2.79
3,072	Telefonaktiebolaget LM Ericsson	150,049	(4,914)	(4,914)	5.36
65	Temenos AG	66,309	(2,172)	(2,172)	2.37
123	United Internet AG	26,798	(878)	(878)	0.96

		$2,797,190	$(91,613)	$(91,613)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2019 (Unaudited)

The following table summarizes the inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Global Bonds	$–	$211,590,536	$–	$211,590,536
Sovereign Debt	–	62,686,842	–	62,686,842
U.S. Treasury Obligations	–	50,073,389	–	50,073,389
Common Stock	10,910,284	–	–	10,910,284

Total Investments in Securities	$10,910,284	$324,350,767	$–	$335,261,051

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Contracts
Purchased Put Option	$172,800	$–	$–	$172,800
Written Call Option	(34,380)	–	–	(34,380)
Futures Contracts*
Unrealized Appreciation	235,408	–	–	235,408
Unrealized Depreciation	(236,998)	–	–	(236,998)
Forwards Contracts*
Unrealized Appreciation	–	65,844	–	65,844
Unrealized Depreciation	–	(53,050)	–	(53,050)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	265,002	–	265,002
Unrealized Depreciation	–	(162,186)	–	(162,186)

Total Other Financial Instruments	$177,521	$115,610	$–	$293,131

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

API-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2019 (Unaudited)

The open futures contracts held by the Fund at September 30, 2019, are as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional		Appreciation
Contract	Long	Date	Amount	Value	(Depreciation)

MSCI EAFE Index	79	Dec-2019	$7,499,349	$7,498,680	$(669)
MSCI Emerging Markets	60	Dec-2019	3,005,460	3,005,700	240
S&P 500 Index E-MINI	92	Dec-2019	13,700,042	13,701,100	1,058
S&P TSX 60 Index	5	Dec-2019	752,527	751,859	(668)

			$24,957,378	$24,957,339	$(39)

At September 30, 2019, the Fund had Net Assets of $25,000,175.

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following table summarizes the inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Appreciation	$1,298	$–	$–	$1,298
Unrealized Depreciation	(1,337)	–	–	(1,337)

Total Other Financial Instruments	$(39)	$–	$–	$(39)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2019 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2019 (Unaudited)

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2019, there here have been no significant changes to the Fund’s fair value methodologies.

Futures Contracts — The Fund may utilize futures contracts. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America Merrill Lynch. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

API-QH-002-0100

3

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 25, 2019